Business combination - Fair value of the assets acquired and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Sep. 06, 2022	Dec. 31, 2021	Dec. 31, 2020
Net tangible assets acquired:
Goodwill		$ 2,649,307		$ 1,958,263	$ 1,872,083
Shopline Group
Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits			$ 210,030
-Accounts receivables			12,840
-Right-of-use assets, net			12,192
-Prepayments and other current assets			27,286
-Property and equipment, net			2,474
Accrued liabilities and other liabilities			(113,928)
Lease liabilities			(12,230)
Deferred revenue			(20,336)
Deferred tax liabilities			(28,800)
Goodwill			(708,471)
Non-controlling interests			(222,741)
Mezzanine Equity			(20,000)
Total			699,810
Other acquisition
Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits	$ 7,296
-Accounts receivables	1,376
-Other current assets	1,987
-Property and equipment, net	142
Accrued liabilities and other liabilities	(1,579)
Deferred revenue	(2,268)
Deferred tax liabilities	(4,069)
Goodwill	84,925
Non-controlling interests	(21,332)
Total	$ 91,137
Technology
Net tangible assets acquired:
Amortization period	6 years
Technology | Other acquisition
Net tangible assets acquired:
Identifiable intangible assets acquired	$ 11,917
Trademark
Net tangible assets acquired:
Amortization period	6 years
Estimated useful lives		10 years
Trademark | Shopline Group
Net tangible assets acquired:
Identifiable intangible assets acquired			144,000
Trademark | Other acquisition
Net tangible assets acquired:
Identifiable intangible assets acquired	$ 11,839
Software | Shopline Group
Net tangible assets acquired:
Identifiable intangible assets acquired			298
Domain names | Shopline Group
Net tangible assets acquired:
Identifiable intangible assets acquired			$ 254
Customer relationships.
Net tangible assets acquired:
Amortization period	3 years
Estimated useful lives		3 years
Customer relationships. | Other acquisition
Net tangible assets acquired:
Identifiable intangible assets acquired	$ 903
Non-compete agreement
Net tangible assets acquired:
Estimated useful lives		1 year